INVENTORIES - Disclosure of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished goods - dore	$ 5,561	$ 3,735
Work-in-process	9,176	6,409
Stockpile	4,825	9,015
Silver coins and bullion	8,001	10,790
Materials and supplies	37,198	30,664
Total current inventories	$ 64,761	$ 60,613